CONSOLIDATED SEGMENT DATA	12 Months Ended
Dec. 31, 2013
CONSOLIDATED SEGMENT DATA [Text Block]

17.     CONSOLIDATED SEGMENT DATA

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following two segments:

Selected information by segment is presented in the following tables for the years ended December 31, 2013, 2012 and 2011.

	2013	2012	2011
Revenues (1)
IT Segment	$28, 424,862	$39,869,397	$68,281,729
DT Segment	47,720,522	46,508,058	46,253,824
	$76,145,384	$86,377,455	$114,535,553

(1) Revenues by operating segments exclude intercompany transactions.

	2013	2012	2011
(Loss)Income from operations:
IT Segment	$(73,626,439)	$(25,274,513)	$13,528,609
DT Segment	(45,416,,339)	(59,348,773)	(3,294,203)
Corporate and others (2)	(333,801)	(1,056,627)	(707,273)
(Loss) income from operations	(119,376,579)	(85,679,913)	9,527,133

Corporate other (expenses) income, net	4,160,238	173,138	2,478,411
Corporate interest income	460,381	343,289	317,190
Corporate interest expense	(5,553,522)	(4,646,818)	(2,948,406)
(Loss) Income from operations before income taxes	(120,309,482)	(89,810,304)	9,374,328

Income tax expense	(1,896,545)	(812,254)	(804,149)

Net (loss) income	(122,206,027)	(90,622,558)	8,570,179

Net lo ss ( income) attributable to the non-controlling interest	2,969,204	992,050	(660,781)
Net (loss) income attributable to the Company	$(119,236,823)	$(89,630,508)	$7,909,398

(2) Includes non-cash compensation, professional fees and consultancy fees for the Company. Non-cash employee compensation by segment as of December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Non-cash employee compensation:
IT Segment	$575,000	$-	$-
DT Segment	6,325,000	-	-
	$6,900,000	$-	$-

Depreciation and amortization by segment for the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Depreciation and amortization:
IT Segment	$5,026,735	$8,726,746	$7,967,090
DT Segment	5,470,520	5,055,823	4,605,605
Corporate and others	104,165	42,584	38,944
	$10,601,420	$13,825,153	$12,611,639

	2013	2012	2011
Provisions for losses on accounts receivable:
IT Segment	$37,557,081	$11,378,371	$3,876,572
DT Segment	30,655,158	16,503,749	195,834
	$68,212,239	$27,882,120	$4,072,406

	2013	2012	2011
Inventory (recovery) provision:
IT Segment	$(45,900)	$33,833	$647,073
DT Segment	933,425	2,201,741	3,980,525
	$887,525	$2,235,574	$4,627,598

	2013	2012	2011
Long-term investment impairment:
IT Segment	$-	$-	$1,002,755
DT Segment	-	-	-
	$-	$-	$1,002,755

	2013	2012	2011
Investment in long-lived assets
IT Segment	$2,714,684	$2,426,602	$14,902,240
DT Segment	1,204,281	3,073,164	3,722,136
Corporate and others	594,929	-	2,314
	$4,513,894	$5,499,766	$18,626,690

Total assets by segment as at December 31, 2013 and 2012 are as follows:

	2013	2012
Total assets
IT Segment	$88,072,260	$156,538,182
DT Segment	99,721,203	130,706,354
Corporate and others	1,445,527	177,353
	$189,238,990	$287,421,889